Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Product revenue	$ 204,733	$ 65,912
License and other revenue	101,271	169,678
Other income	143	57
Cost of product revenue	(139,272)	(65,167)
Research and development expenses	(92,889)	(97,479)
General and administrative expenses	(45,347)	(29,554)
Operating profit	28,639	43,447
Loss on sale of interest in joint venture	0	(2,970)
Finance income	149,247	80,823
Finance costs	(72,190)	(277,414)
Exchange rate differences	(19,683)	7,742
Gain on modification and extinguishment of financial liabilities	16,718	0
Non-operating profit / (loss)	74,092	(191,819)
Profit / (loss) before taxes	102,731	(148,372)
Income tax benefit / (expense)	38,987	(5,132)
Profit / (loss) for the period	141,718	(153,504)
Item that will be reclassified to profit or loss in subsequent periods:
Exchange rate differences on translation of foreign operations	3,434	121
Total comprehensive profit / (loss)	$ 145,152	$ (153,383)
Profit / (loss) per share
Basic profit/(loss) (in dollars per share)	$ 0.50	$ (0.61)
Diluted profit/(loss) (in dollars per share)	$ 0.49	$ (0.61)